CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ 913,454	$ (7,439,815)	$ (3,745,407)	$ (2,881,894)	$ (186,511)	$ (11,185,222)	$ (6,134,284)	$ (10,271,768)	$ (9,016,178)	$ (17,081,617)	$ (16,846,203)	$ (20,499,459)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			3,877		5,566	6,921	10,266	7,907	14,892	8,907	19,205	35,848
Stock-based compensation			100,504		394,439	163,834	804,061	244,941	941,446	325,523	1,047,387	1,649,044
Financing expense						900,000		900,000		900,000	0	600,000
Changes in fair value of the liability for options and warrants	(1,003,521)	1,555,609	(949,456)	(198,948)	0	606,153		(397,368)	(198,948)	(556,810)	(198,948)	0
Foreign currency exchange (gains) loss			(171,806)		166,593	(210,896)	91,905	(488,532)	67,922	(490,782)	(30,366)	(104,719)
Increase in assets:
Tax credit receivable									(2,902,987)
Prepaid expenses and other current assets			(1,115,329)		(464,696)	(966,222)	(324,111)	(635,758)	364,594	192,054	710,335	(716,859)
(Decrease)/ increase in liabilities:
Accounts payable and accrued expenses			(1,862,039)		313,553	(1,327,686)	1,008,598	(2,076,709)	1,275,245	(247,683)	2,380,277	(3,689,860)
Other liabilities										0	0	(48,003)
Total adjustments			(3,994,249)		415,455	(827,896)	1,590,719	(2,445,519)	(437,836)	131,209	3,927,890	(2,274,549)
Net Cash Used in Operating Activities			(7,739,656)		228,944	(12,013,118)	(4,543,565)	(12,717,287)	(9,454,014)	(16,950,408)	(12,918,313)	(22,774,008)
Cash Flows from Financing Activities:
Net proceeds from issuance of shares			7,095,368		157,743	19,053,960	1,473,828	19,053,960	9,871,886	25,046,461	12,647,953	500,000
Net proceeds from exercise of warrants to purchase shares										27,500	0	0
Net Cash Provided by Financing Activities			9,877,988		157,743	19,081,460	1,473,828	19,081,460	9,871,886	25,073,961	12,647,953	500,000
Effect of Exchange Rates on Cash			(47,843)		(61,175)	(53,767)	(144,203)	221,934	(117,172)	200,533	34,084	(6,931)
Net Increase (Decrease) in Cash			2,090,489		325,512	7,014,575	(3,213,940)	6,586,107	300,700	8,324,086	(236,276)	(22,280,939)
Cash, beginning of period	12,746,266	7,822,180	5,731,691	2,754,027	5,967,967	5,731,691	5,967,967	5,731,691	5,967,967	5,731,691	5,967,967	28,248,906
Cash, end of period	$ 12,317,798	$ 12,746,266	$ 7,822,180	$ 6,268,667	$ 6,293,479	$ 12,746,266	$ 2,754,027	$ 12,317,798	$ 6,268,667	$ 14,055,777	$ 5,731,691	$ 5,967,967